15. Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Warrant activity

The following table reflects all outstanding and exercisable warrants on September 30, 2020, and December 31, 2019:

	Number of Warrants Outstanding (a)	Weighted Average Exercise Price	Average Remaining Contractual Life (Years)
Warrants outstanding, January 1, 2018	–	$–	–
Warrants issued	350,000	0.57	2.50
Warrants exercised	–	–	–
Warrant forfeited	–	–	–
Warrants outstanding, December 31, 2018	350,000	$0.57	1.12
Warrants issued (a)	1,519,750	$1.01	1.59
Warrants outstanding December 31, 2019	1,869,750	$0.92	1.80
Warrants exercised	(25,000)	–	–
Warrants outstanding September 30, 2020	1,844,750	$0.92	1.50

The following table reflects all outstanding and exercisable warrants on December 31, 2019, and December 31, 2018:

	Number of Warrants Outstanding (a)	Weighted Average Exercise Price	Average Remaining Contractual Life (Years)

Warrants outstanding, January 1, 2018	–	–	–
Warrants issued	350,000	$0.57	–
Warrants outstanding, December 31, 2018	350,000	$0.57	1.87
Warrants issued (a)	1,519,750	$1.01	2.34
Warrants outstanding December 31, 2019	1,869,750	$0.93	2.25

Stock purchase warrants are exercisable for a period of two-five years from the date of issuance.

(a)	The number of warrants reflected in this table does not include 475,000 warrants that were issued at various times during 2019 in connection with the issuance of the Company’s Series B Preferred stock. These warrants are exercisable for a period of three years at a strike price of $2.00 per share. The Company accounts for warrants issued to purchase shares of its common stock or preferred stock as equity in accordance with FASB ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity. Therefore no stock-based compensation expense was recorded for the issuance of these 475,000 warrants.

Assumptions used

The value of the stock purchase warrants for the periods ended September 30, 2020, and December 31, 2019, was determined using the following Black-Scholes methodology:

Expected dividend yield (1)	0.00%
Risk-free interest rate range (2)	1.75 - 2.91%
Volatility range (3)	1.23% - 442.92%
Expected life (in years)	2.00 - 5.00

_____________

(1)	The Company has no history or expectation of paying cash dividends on its Common Stock.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(3)	The volatility of the Company’s Common Stock is based on trading activity for the previous three year period ended at each stock purchase warrant contract date.

The value of the stock purchase warrants for the periods ended December 31, 2019, and December 31, 2018, was determined using the following Black-Scholes methodology:

Expected dividend yield (1)	0.00%
Risk-free interest rate range (2)	1.75 - 2.91%
Volatility range (3)	1.23% - 442.92%
Expected life (in years)	2.00 - 5.00

______________

(1)	The Company has no history or expectation of paying cash dividends on its Common Stock.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(3)	The volatility of the Company’s Common Stock is based on trading activity for the previous three year period ended at each stock purchase warrant contract date.